Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions
22.	Related party transactions
Balances and operations with Expedia
Expedia, Inc. (“Expedia”), a subsidiary of Expedia Group, Inc., a Delaware corporation, is a shareholder of record of the Company.
In March 2015, we entered into an outsourcing agreement (the “Expedia Lodging Outsourcing Agreement”) pursuant to which all hotel and other lodging reservations for countries outside of Latin America offered through our platforms were provided by Expedia on an exclusive basis. The Expedia Lodging Outsourcing Agreement was amended in November 2019 (hereinafter referred to as the “Expedia Amended and Restated Lodging Outsourcing Agreement”) to allow us to contract 10% of lodging inventory directly without using Expedia. Under the Expedia Amended and Restated Lodging Outsourcing Agreement, Expedia is also the preferred provider of hotel and other lodging reservations in Latin America. The term of the Expedia Amended and Restated Lodging Outsourcing Agreement renews annually automatically unless terminated in accordance with its terms. We lastly renewed the Expedia Amended and Restated Lodging Outsourcing Agreement in November 2020.
Under the Expedia Amended and Restated Lodging Outsourcing Agreement, we are required to reach certain marketing fee thresholds during specified periods. Failure to reach the minimum marketing fee thresholds may require us to pay a $125,000 termination fee. Expedia may also unilaterally terminate the Expedia Amended and Restated Lodging Outsourcing Agreement in the event of a change of control of the Company. Beginning March 2022, we may unilaterally terminate the Expedia Amended and Restated Lodging Outsourcing Agreement upon payment of a $125,000 termination fee. As noted in more detail below, in connection with the
COVID-19
pandemic, Expedia has agreed to waive its termination right relating to minimum marketing fee thresholds for any period through December 31, 2021.
In August 2016, we entered into another outsourcing agreement with Expedia (the “Despegar Outsourcing Agreement”) pursuant to which we are required to make our hotel reservations inventory available to certain affiliates of Expedia. The Despegar Outsourcing Agreement has a three-year term that renews automatically for one-year periods
unless either party elects not to renew. We lastly renewed the Despegar Outsourcing Agreement in August 2020 for an additional one-year
term.
As a result of the impact of the
COVID-19
pandemic on the global travel industry and our business in particular, on August 20, 2020, we entered into an amendment to the Expedia Amended and Restated Lodging Outsourcing Agreement. Expedia agreed to waive its termination rights under the Expedia Amended and Restated Lodging Outsourcing Agreement relating to minimum marketing fee thresholds for any period through December 31, 2021, subject to certain conditions. Additionally, we have entered into a Nominating Agreement with Expedia, pursuant to which Expedia has the right to designate one individual to be a nominee for election to our Board of Directors and we shall cause such Expedia designee to be included in the slate of directors approved and recommended by the Board for election at each meeting of shareholders at which the term of an Expedia designee will expire. According to the Nominating Agreement, Mr Adam Jay was appointed as a member of the Board.
Under the Expedia Amended and Restated Lodging Outsourcing Agreement and the Despegar Outsourcing Agreement, we maintained a net payable position with Expedia of $11,177 and $67,047 recognized under “Related party receivable” and “Related party payable” in our consolidated balance sheet as of December 31, 2020 and 2019, respectively. We generated revenue of $7,066, $38,760 and $43,975 for the years ended December 31, 2020, 2019 and 2018, respectively. Revenue from Expedia represented 5%, 7% and 8% of our total consolidated revenues for the years ended December 31, 2020, 2019 and 2018, respectively.